Income Taxes (Details Textual) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Maximum percentage of likelihood of uncertain tax position recognized to be sustained		50.00%
Unrecognized Tax Benefits		$ 400,000	$ 400,000	$ 400,000
Unrecognized tax benefits impacting effective tax rate		0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		0	0
Research and Development Expenses		$ 16,982,000	$ 15,918,000
Net Operating Loss and Research and Development Credit Carryforwards Limitations On Cumulative Change In Ownership Minimum Percentage		50.00%
Net Operating Loss and Research and Development Credit Carryforwards Limitations on Cumulative Change In Ownership Period		3 years
Federal statutory income tax rate	21.00%	21.00%	34.00%
Measurement period adjustment		$ 0
Provisional amount offsetted by valuation allowance			$ 2,400,000
Maximum [Member]
Income Taxes [Line Items]
Federal statutory income tax rate			35.00%
Federal [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		$ 33,200,000
Operating Loss Carryforwards Expiration Year		2034
Federal [Member] | Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Credit Carryforward Amount		$ 200,000
Credit Carryforward Expiration Year		2033
Federal [Member] | Alcobra Inc. and Alcobra Ltd. [Member]
Income Taxes [Line Items]
Net operating loss amount excluded from deferred tax assets		$ 300,000
State [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		$ 30,200,000
Operating Loss Carryforwards Expiration Year		2034
State [Member] | Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Credit Carryforward Amount		$ 200,000
Credit Carryforward Expiration Year		2033
Foreign [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		$ 89,000,000
Foreign [Member] | Alcobra Inc. and Alcobra Ltd. [Member]
Income Taxes [Line Items]
Net operating loss amount excluded from deferred tax assets		20,400,000
United States [Member]
Income Taxes [Line Items]
Unrecognized Tax Benefits		200,000
California [Member]
Income Taxes [Line Items]
Unrecognized Tax Benefits		$ 200,000